Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2020 Portfolio	Apr. 30, 2025 USD ($)
VIP Freedom 2020 Portfolio - Initial Class
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	579
VIP Freedom 2020 Portfolio - Service Class
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	701
VIP Freedom 2020 Portfolio - Service Class 2
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	$ 883